RULE 497(e)
                                                        Registration No. 2-96546
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                                [GRAPHIC OMITTED]
                                   PROSPECTUS
          CHASE VISTA SELECT SHARES OF CONNECTICUT DAILY TAX FREE INCOME FUND
================================================================================
June 2, 1997, as revised April 24, 1998



Connecticut Daily Tax Free Income Fund, Inc. (the "Fund") is a non-diversified, open-end management investment company that is a short-term, tax-exempt money market fund whose investment objectives are to seek as high a level of current income, exempt from Federal income taxes and to the extent possible from Connecticut personal income taxes, as is believed to be consistent with preservation of capital, maintenance of liquidity and stability of principal. The Fund offers two classes of shares to the general public, however only Class A shares are offered by this Prospectus. The Class A shares of the Fund are subject to a service fee pursuant to the Fund's Rule 12b-1 Distribution and Service Plan and are sold through financial intermediaries who provide servicing to Class A shareholders for which they receive compensation from the Manager and the Distributor. The Class B shares of the Fund are not subject to a service fee and either are sold directly to the public or are sold through financial intermediaries that do not receive compensation from the Manager or Distributor. In all other respects, the Class A and Class B shares represent the same interests in the income and assets of the Fund. No assurance can be given that these objectives will be achieved. This Prospectus relates exclusively to the Chase Vista Select shares class of the Fund. The Fund is concentrated in the securities issued by Connecticut or entities within Connecticut. The Fund may invest a significant percentage of its assets in a single issuer, therefore an investment in the Fund may be riskier than an investment in other types of money market funds.

This Prospectus sets forth concisely the information about the Fund that prospective investors will find helpful in making their investment decisions. Additional information about the Fund has been filed with the Securities and Exchange Commission and is available upon request and without charge by calling 1-800-34-VISTA. The "Statement of Additional Information" bears the same date as this Prospectus and is incorporated by reference into this Prospectus in its entirety.

Reich & Tang Asset Management L.P., a registered investment advisor, acts as Manager of the Fund, and Reich & Tang Distributors, Inc., a registered broker-dealer and member of the National Association of Securities Dealers, Inc. acts as Distributor of the Fund's shares.

Investors  should  be aware  that  the  Chase  Vista  Select  shares  may not be purchased other than through certain securities dealers with whom Vista Fund Distributors, Inc. ("VFD") has entered into agreements for this purpose, directly from VFD or through certain "Participating Organizations" (see "Investments Through Participating Organizations") with whom they have accounts. Vista Select shares have been created for the primary purpose of providing a Connecticut tax-free money market fund product for shareholders of certain funds distributed by VFD. Shares of the Fund other than the Chase Vista Select shares are offered pursuant to a separate prospectus.

AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE UNITED STATES GOVERNMENT. THE FUND INTENDS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE ALTHOUGH THERE CAN BE NO ASSURANCE THAT THIS VALUE WILL BE MAINTAINED. SHARES IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.


THIS PROSPECTUS SHOULD BE READ AND RETAINED BY INVESTORS FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

               --------------------------------------------------------
                                   TABLE OF CONTENTS
               --------------------------------------------------------


Table of Contents ........................................................2


Table of Fees and Expenses ...............................................3


Financial Highlights .....................................................4


Introduction .............................................................6



Investment Objectives, Policies and Risks ................................7



Connecticut Risk Factors ..................................................12


Management of The Fund ....................................................13


Description of Common Stock ...............................................15


Dividends and Distributions ...............................................17

How to Purchase and Redeem Shares .........................................17
Initial Purchase of Chase Vista Select Shares .........................19
Subsequent Purchases of Shares ........................................20
Redemption of Shares ..................................................20
Exchange Privilege ....................................................23
Specified Amount Automatic Withdrawal Plan ............................24
Investments Through Participating Organizations .......................24

Distribution and Service Plan .............................................25
Federal Income Taxes ......................................................27
Connecticut Income Taxes ..................................................29
General Information .......................................................29
Net Asset Value ...........................................................30
Custodian, Transfer Agent and Dividend Agent ..............................31
-----------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           TABLE OF FEES AND EXPENSES
--------------------------------------------------------------------------------

Annual Fund Operating Expenses
(as a percentage of average net assets)


                                  Class A               Class B
Management Fees                     0.30%                   0.30%
12b-1 Fees                          0.20%                   0.00%
Other Expenses                      0.41%                   0.40%
Administration Fees            0.21%                  0.21%
Total Fund Operating Expenses       0.91%                   0.70%



Example                    1 year         3 years       5 years        10 years
-------                    ------         -------       -------        --------
You would pay the following expenses on a $1,000 investment, assuming 5%
annual return (cumulative through the end of each year)

Class A                      $9            $29            $50            $112
Class B                      $7            $22            $39             $87


The purpose of the above fee table is to assist an investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. For a further discussion of these fees see "Management of the Fund" and "Distribution and Service Plan" herein. The outstanding shares of the Fund were reclassified into Class A shares and Class B shares on October 10, 1996.

THE  FIGURES   REFLECTED  IN  THIS  EXAMPLE   SHOULD  NOT  BE  CONSIDERED  AS  A
REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN ABOVE.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following financial highlights of Connecticut Daily Tax Free Income Fund, Inc. have been audited by McGladrey & Pullen, LLP, Independent Certified Public Accountants, whose report thereon appears in the Statement of Additional Information, which may be provided to shareholders upon request.




CLASS A                                                       Year Ended January 31,
                                         1997     1996    1995    1994     1993     1992     1991     1990     1989     1988
                                         ----     ----    ----    ----     ----     ----     ----     ----     ----     ----
Per Share Operating Performance:
(for a share outstanding throughout
the period)
Net asset value, beginning of period    $ 1.00   $ 1.00  $1.00    $1.00    $1.00    $1.00   $1.00      $1.00    $1.00$   $1.00
                                        ------   ------  ------   -----    ------   -----   -------    ------   ------   -----
Income from investment operations:
  Net investment income.......           0.026     0.030  0.023    0.017    0.021    0.035   0.049      0.054    0.044    0.038
Less distributions:
  Dividends from net investment income  (0.026)   (0.030)(0.023)  (0.017)  (0.021)  (0.035) (0.049)    (0.054) (0.044)   (0.038)
Net asset value, end of period          $1.00     $1.00  $1.00    $1.00    $1.00    $1.00   $1.00      $1.00    $1.00    $1.00
Total Return..................           2.59%     3.02%  2.29%    1.70%    2.12%    3.56%   5.01%      5.58%    4.53%    3.90%
Ratios/Supplemental Data
Net assets, end of period
(000's omitted)                        $136,606  $105,826 $81,801 $120,551 $129,297 $185,339 $178,335 $228,167 $245,529 $241,638
Ratios to average net assets:
  Expenses....................           .91%++    .91%+   0.88%   0.87%    0.86%+   0.79%   0.80%      0.78%    0.79%    0.76%+
  Net investment income.......          2.56%++   2.96%+   2.25%   1.68%    2.14%+   3.51%   4.92%      5.44%    4.44%    3.83%+


                                                                     October 10, 1996
CLASS B                                                        (Commencement of Offering) to
                                                                     January 31, 1997
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period.............                      $   1.00
                                                                       --------
Income from investment operations:
  Net investment income..........................                          0.009
Less distributions:
 Dividends from net investment income............                      (   0.009)
                                                                        ---------
Net asset value, end of period...................                      $   1.00
                                                                       ========
Total Return.....................................                          2.83%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)........                      $7
Ratios to average net assets:
  Expenses.......................................                          0.70%*++
  Net investment income..........................                          2.80%*++




*   Annualized
+ Net of management, shareholder servicing and administration fees waived equivalent to .03%, .06%, and .03% of average net assets, respectively.
++  Includes expenses offsets equivalent to .02% of average net assets.

INTRODUCTION
-----------------------

Connecticut Daily Tax Free Income Fund, Inc. (the "Fund") is a non-diversified, open-end management investment company that is a short-term, tax-exempt money market fund whose investment objectives are to seek as high a level of current income, exempt under current law from Federal income taxes and to the extent possible from Connecticut personal income taxes, as is believed to be consistent with preservation of capital, maintenance of liquidity and stability of principal by investing principally in short-term, high quality debt obligations of the State of Connecticut, its political subdivisions, and certain possessions and territories of the United States, the interest on which is exempt from Federal income tax under section 103 of the Internal Revenue Code (the "Code"), as described under "Investment Objectives, Policies and Risks" herein. The Fund also may invest in municipal securities of issuers located in jurisdictions other than Connecticut, the interest income on which will be exempt from Federal income tax, but will be subject to Connecticut personal income taxes for Connecticut residents. The Fund seeks to maintain an investment portfolio with a dollar-weighted average maturity of 90 days or less, and to value its investment portfolio at amortized cost and maintain a net asset value of $1.00 per share. The Fund intends to invest all of its assets in tax-exempt obligations; however, it reserves the right to invest up to 20% of the value of its net assets in taxable obligations. This is a summary of the Fund's fundamental investment policies which are set forth in full under "Investment Objectives, Policies and Risks" herein and in the Statement of Additional Information and may not be changed without approval of a majority of the Fund's outstanding shares. No assurance can be given that these objectives will be achieved.

The Fund's investment advisor is Reich & Tang Asset Management L.P. (the "Manager"), which is a registered investment advisor and which currently acts as manager or administrator to fifteen other open-end management investment companies. The Fund's shares are distributed through Reich & Tang Distributors, Inc. (the "Distributor"), with whom the Fund has entered into a Distribution Agreement and a Shareholder Servicing Agreement (with respect to Class A shares of the Fund only) pursuant to the Fund's plan adopted under Rule 12b-1 under the Investment Company Act of 1940, as amended, (the "1940 Act"). (See "Distribution and Service Plan" herein.)

On any day on which the New York Stock Exchange, Inc. is open for trading ("Fund Business Day"), investors may, without charge by the Fund, purchase and redeem shares of the Fund's common stock at their net asset value next determined after receipt of the order. An investor's purchase order will be accepted after the payment is converted into Federal funds, and shares will be issued as of the Fund's next net asset value determination which is made as of 12 noon, New York City time, on each Fund Business Day. (See "How to Purchase and Redeem Shares" and "Net Asset Value" herein.) Dividends from accumulated net income are declared by the Fund on each Fund Business Day. The Fund generally pays interest dividends monthly. Net capital gains, if any, will be distributed at least annually and in no event later than within 60 days after the end of the Fund's fiscal year. All dividends and distributions of capital gains are automatically invested in additional shares of the Class A shares of the Fund unless a shareholder has elected by written notice to the Fund to receive either of such distributions in cash. (See "Dividends and Distributions" herein.)

The Fund intends that its investment portfolio will be concentrated in Connecticut Municipal Obligations and bank participation certificates therein. A summary of special risk factors affecting the State of Connecticut is set forth under "Connecticut Risk Factors" herein and in the Statement of Additional Information. Investment in the Fund should be made with an understanding of the risks which an investment in Connecticut Municipal Obligations may entail. Payment of interest and preservation of capital are dependent upon the continuing ability of Connecticut issuers and/or obligors of state, municipal and public authority debt obligations to meet their obligations thereunder. Investors should consider the greater risk of the Fund's concentration versus the safety that comes with a less concentrated portfolio and should compare yields available on portfolios of Connecticut issues with those of more diversified portfolios including out-of-state issues before making an investment decision. The Fund's Board of Directors is authorized to divide the unissued shares into separate series of stock, one for each of the Fund's separate investment portfolios that may be created in the future.

Chase Vista Select shares have been created for the primary purpose of providing a Connecticut tax-free money market fund product for investors who purchase shares directly from VFD, through dealers with whom VFD has entered into agreements for this purpose, or through certain "Participating Organizations" (see "Investments Through Participating Organizations" herein) with whom they have accounts or who acquire Chase Vista Select shares through the exchange of shares of certain other investment companies as hereinafter described. Chase Vista Select shares are identical to other shares of the Fund, which are offered pursuant to a separate prospectus, with respect to investment objectives and yield, but differ with respect to certain other matters. For example, shareholders who hold other shares of the Fund may not participate in the exchange privilege described herein and have different arrangements for redemptions by check.

INVESTMENT OBJECTIVES, POLICIES
AND RISKS
--------------------------------

The Fund is a non-diversified, open-end management investment company that is a short-term, tax-exempt money market fund whose investment objectives are to seek as high a level of current income, exempt from Federal income taxes and, to the extent possible from the

Connecticut tax on the Connecticut taxable income of individuals, trusts, and estates (the "Connecticut Personal Income Tax"), as is believed to be consistent with preservation of capital, maintenance of liquidity and stability of principal. There can be no assurance that the Fund will achieve its investment objectives.

The Fund's assets will be invested primarily in high quality debt obligations issued by or on behalf of the State of Connecticut, other states, territories and possessions of the United States, and their authorities, agencies, instrumentalities and political subdivisions, the interest on which is, in the opinion of bond counsel at the date of issuance, currently exempt from Federal income taxation ("Municipal Obligations") and in participation certificates in Municipal Obligations purchased from banks, insurance companies or other financial institutions. Dividends paid by the Fund which are "exempt-interest dividends" by virtue of being properly designated as derived from Municipal Obligations and participation certificates in Municipal Obligations will be exempt from Federal income tax provided the Fund complies with Section 852(b)(5) of Subchapter M of the Code.

Although the Supreme Court has determined that Congress has the authority to subject the interest on bonds such as the Municipal Obligations to regular Federal income taxation, existing law excludes such interest from regular Federal income tax. However, "exempt-interest dividends" may be subject to the Federal alternative minimum tax. (See "Federal Income Taxes" herein.) Exempt-interest dividends paid by the Fund correctly identified as derived from obligations issued by or on behalf of the State of Connecticut or any political subdivision thereof, or public instrumentality, state or local authority, district, or similar public entity created under the laws of the State of Connecticut or from obligations (such as certain obligations issued by or on behalf of possessions or territories of the United States) the interest on which Federal law prohibits the states from taxing ("Connecticut Municipal
Obligations") will be exempt from the Connecticut Personal Income Tax. (See "Connecticut Income Taxes" herein.) To the extent suitable Connecticut Municipal Obligations are not available for investment by the Fund, the Fund may purchase Municipal Obligations issued by other states, their agencies and instrumentalities or other obligations, the dividends designated as derived from interest income on which will be exempt from Federal income tax but will be subject to the Connecticut Personal Income Tax. However, except as a temporary defensive measure during periods of adverse market conditions as determined by the Manager, the Fund will invest at least 65% of its assets in Connecticut
Municipal Obligations, the exempt-interest dividends derived from which are exempt from the Connecticut Personal Income Tax, although the exact amount of the Fund's assets invested in such securities will vary from time to time. The Fund's investments may include "when-issued" Municipal Obligations, stand-by commitments and taxable repurchase agreements. Although the Fund will attempt to invest 100% of its assets in Municipal Obligations, the Fund reserves the right to invest up to 20% of the value of its total assets in securities, the interest income on which is subject to Federal, state and local income tax. The Fund expects to invest more than 25% of its assets in participation certificates purchased from banks in industrial revenue bonds and other Connecticut Municipal Obligations.

In view of this "concentration" in bank participation certificates in Connecticut Municipal Obligations, an investment in the Fund should be made with an understanding of the characteristics of the banking industry and the risks which such an investment may entail, which include extensive governmental regulation, changes in the availability and cost of capital funds, and general economic conditions. (See "Variable Rate Demand Instruments and Participation Certificates" in the Statement of Additional Information.) The investment objectives of the Fund described in this paragraph may not be changed unless approved by the holders of a majority of the outstanding shares of the Fund that would be affected by such a change. As used in this Prospectus, the term "majority of the outstanding shares" of the Fund means, respectively, the vote of the lesser of (i) 67% or more of the shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund.

The Fund may only purchase Municipal Obligations that have been determined by the Fund's Board of Directors to present minimal credit risks and that are Eligible Securities at the time of acquisition. The term Eligible Securities means: (i) Municipal Obligations with remaining maturities of 397 days or less and rated in the two highest short-term rating categories by any two nationally recognized statistical rating organizations ("NRSROs") or in such categories by the only NRSRO that has rated the Municipal Obligations (collectively, the "Requisite NRSROs") (acquisition in the latter situation must also be ratified by the Board of Directors); (ii) Municipal Obligations with remaining maturities of 397 days or less but that at the time of issuance were long-term securities (i.e., with maturities greater than 366 days) and whose issuer has received from the Requisite NRSROs a rating with respect to comparable short-term debt in the two highest short-term rating categories; and (iii) unrated Municipal Obligations determined by the Fund's Board of Directors to be of comparable quality. Where the issuer of a long-term security with a remaining maturity which would otherwise qualify it as an Eligible Security, does not have rated short-term debt outstanding, the long-term security is treated as unrated but may not be purchased if it has a long-term rating from any NRSRO that is below the two highest long-term categories. A determination of comparability by the Board of Directors is made on the basis of its credit evaluation of the issuer, which may include an evaluation of a letter of credit, guarantee, insurance or other credit facility issued in support of the Municipal Obligations or participation certificates. (See "Variable Rate Demand Instruments and Participation Certificates" in the Statement of Additional Information.) While there are several organizations that currently qualify as NRSROs, two examples of NRSROs are Standard & Poor's Rating Services, a division of the McGraw-Hill Companies ("S&P") and Moody's Investors Service, Inc. ("Moody's"). The two highest ratings by S&P and Moody's are "AAA" and "AA" by S&P in the case of long-term bonds and notes or "Aaa" and "Aa" by Moody's in the case of bonds; "SP-1" and "SP-2" by S&P or "MIG-1" and "MIG-2" by Moody's in the case of notes; "A-1" and "A-2" by S&P or "Prime-1" and "Prime-2" by Moody's in the case of tax-exempt commercial paper. The highest rating in the case of variable and floating demand notes is "VMIG-1" by Moody's and "SP-1/AA" by S&P. Such instruments may produce a lower yield than would be available from less highly rated instruments. The Fund's Board of Directors has determined that obligations which are backed by the credit of the Federal government (the interest on which is not exempt from Federal income taxation) will be considered to have a rating equivalent to Moody's "Aaa".


Subsequent to its purchase by the Fund, the quality of an investment may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. If this occurs, the Board of Directors of the Fund shall reassess promptly whether the security presents minimal credit risks and shall cause the Fund to take such action as the Board of Directors determines is in the best interest of the Fund and its shareholders. Reassessment, however, is not required if the security is disposed of or matures within five business days of the Manager becoming aware of the new rating and provided further that the Board of Directors is subsequently notified of the Manager's actions.


In addition, in the event that a security (1) is in default, (2) ceases to be an eligible investment under Rule 2a-7, or (3) is determined to no longer present minimal credit risks, the Fund will dispose of the security absent a determination by the Fund's Board of Directors that disposal of the security would not be in the best interests of the Fund. In the event that the security is disposed of it shall be disposed of as soon as practicable consistent with achieving an orderly disposition by sale, exercise of any demand feature or otherwise. In the event of a default with respect to a security which immediately before default accounted for 1/2 of 1% or more of the Fund's total assets, the Fund shall promptly notify the Securities and Exchange Commission of such fact and of the actions that the Fund intends to take in response to the situation.

In view of the "concentration" of the Fund in bank participation certificates in Connecticut Municipal Obligations, which may be secured by bank letters of credit or guarantees, an investment in the Fund should be made with an understanding of the characteristics of the banking industry and the risks which such an investment may entail which include extensive governmental regulation, changes in the availability and cost of capital funds and general economic condition. (See "Variable Rate Demand Instruments and Participation Certificates" in the Statement of Additional Information.) Banks are subject to extensive governmental regulations which may limit both the amounts and types of loans and other financial commitments which may be made and interest rates and fees which may be charged. The profitability of this industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions. Also, general economic conditions play an important part in the operations of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank's ability to meet its obligations under a letter of credit. The Fund may invest 25% or more of the net assets of any portfolio in securities that are related in such a way that an economic, business or political development or change affecting one of the securities would also affect the other securities including, for example, securities the interest upon which is paid from revenues of similar type projects, or securities the issuers of which are located in the same state.

All investments by the Fund will mature or will be deemed to mature within 397 days or less from the date of acquisition and the average maturity of the Fund's portfolio (on a dollar-weighted basis) will be 90 days or less. The maturities of variable rate demand instruments held in the Fund's portfolio will be deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

As a non-diversified investment company, the Fund is not subject to any statutory restriction under the 1940 Act with respect to investing its assets in one or relatively few issuers. This non-diversification may present greater risks than in the case of a diversified company. The Fund intends, however, to qualify as a "regulated investment company" under Subchapter M of the Code. The Fund will be restricted in that, at the close of each quarter of the taxable year, at least 50% of the value of its total assets must be represented by cash, Government securities, investment company securities and other securities limited in respect of any one issuer to not more than 5% in value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuers. In addition, at the close of each quarter of its taxable year, not more than 25% in value of the Fund's total assets may be invested in securities of one issuer other than government securities. The limitations described in this paragraph are not fundamental policies and may be revised to the extent applicable Federal income tax requirements are revised. (See "Federal Income Taxes" herein.)

The primary purpose of investing in a portfolio of Connecticut Municipal Obligations is the special tax treatment accorded Connecticut resident individual investors. However, payment of interest and preservation of principal is dependent upon the continuing ability of the issuers and/or obligors of state, municipal and public authority debt obligations to meet their obligations thereunder. Investors should consider the greater risk of the Fund's concentration versus the safety that comes with a less concentrated investment portfolio and should compare yields available on portfolios of Connecticut issues with those of more diversified portfolios including out-of-state issues before making an investment decision. The Fund's management believes that by maintaining the Fund's investment portfolio in liquid, short-term, high quality investments, including participation certificates and other variable rate demand instruments that have high quality credit support from banks, insurance companies or other financial institutions, the Fund is largely insulated from the credit risks that may exist on long-term Connecticut Municipal Obligations. For additional information, please refer to the Statement of Additional Information.

CONNECTICUT
RISK FACTORS
-------------------------------

Because of the Fund's concentration in investments in Connecticut Municipal Obligations, the safety of an investment in the Fund will depend importantly on the financial strength of Connecticut and its political subdivisions. The Connecticut economy relies in part on activities that have been subject to cyclical change, and the State is now in a recession the depth and duration of which are uncertain. The State's General Fund ran operating deficits for the four fiscal years ended June 30, 1991, and accumulated an unappropriated deficit of $965,712,000. While the State's General Fund ran operating surpluses for the five fiscal years ended June 30, 1996, largely because of the enactment of the Connecticut Personal Income Tax, contractions in defense and other industries are adversely affecting Connecticut's economy, and unemployment and poverty plague some of its cities and towns. There can be no assurance that general economic difficulties or the financial circumstances of Connecticut or its towns and cities will not adversely affect the market value of their obligations or the ability of the obligors to pay debt service on such obligations.

 MANAGEMENT OF THE FUND

The Fund's Board of Directors which is responsible for the overall management and supervision of the Fund, has employed Reich & Tang Asset Management L.P. ("the Manager") to serve as investment manager of the Fund. The

Manager provides persons satisfactory to the Fund's Board of Directors to serve as officers of the Fund. Such officers, as well as certain other employees and directors of the Fund, may be directors or officers of Reich & Tang Asset Management, Inc., the sole general partner of the Manager, or employees of the Manager or its affiliates. Due to the services performed by the Manager, the Fund currently has no employees and its officers are not required to devote full-time to the affairs of the Fund. The Statement of Additional Information contains general background information regarding each director and principal officer of the Fund.

The Manager is a Delaware limited partnership with its principal office at 600 Fifth Avenue, New York, New York 10020. The Manager was at April 30, 1997 investment manager, adviser or supervisor with respect to assets aggregating in excess of $9.2 billion. The Manager acts as investment manager or administrator of fifteen other registered investment companies and also advises pension trusts, profit-sharing trusts and endowments.

New England Investment Companies, L.P. ("NEICLP") is the limited partner and owner of a 99.5% interest in the Manager. Reich & Tang Asset Management, Inc. (a wholly-owned subsidiary of NEICLP) is the general partner and owner of the remaining .5% interest of the Manager. New England Investment Companies, Inc. ("NEIC"), a Massachusetts corporation, serves as the sole general partner of NEICLP. Reich & Tang Asset Management L.P. succeeded NEICLP as the Manager of the Fund.

On August 30, 1996, The New England Mutual Life Insurance Company ("The New England") and Metropolitan Life Insurance Company (MetLife") merged, with MetLife being the continuing company. The Manager remains an indirect wholly-owned subsidiary of NEICLP, but Reich & Tang Asset Management, Inc., its sole general partner, is now an indirect subsidiary of MetLife. Also, MetLife New England Holdings, Inc., a wholly-owned subsidiary of MetLife, owns 51% of the outstanding limited partnership interest of NEICLP and may be deemed a "controlling person" of the Manager. Reich & Tang, Inc. owns approximately 16% of the outstanding partnership units of NEICLP.


MetLife is a mutual life insurance company with assets of $297.6 billion at December 31, 1996. It is the second largest life insurance company in the United States in terms of total assets. MetLife provides a wide range of insurance and investment products and services to individuals and groups and is the leader among United States life insurance companies in terms of total life insurance in force, which exceeded $1.6 trillion at December 31, 1996 for MetLife and its insurance affiliates. MetLife and its affiliates provide insurance or other financial services to approximately 36 million people worldwide.


NEIC is a holding company offering a broad array of investment styles across a wide range of asset categories through twelve subsidiaries, divisions and affiliates offering a wide array of investment styles and products to institutional clients. Its business units include AEW Capital Management, L.P., Back Bay Advisors, L.P., Graystone Partners, L.P., Harris Associates, L.P., Jurika & Voyles, L.P., Loomis, Sayles & Co., L.P., MC Management, L.P., New England Fund, L.P., New England Funds Management, L.P., Reich & Tang Asset Management L.P., Vaughan-Nelson, Scarborough & McConnell L.P. and Westpeak Investment Advisors, L.P. These affiliates in the aggregate are investment advisors or managers to 43 other registered investment companies.

The merger between The New England and MetLife resulted in an "assignment" of the Investment Management Contract relating to the Fund. Under the 1940 Act, such an assignment caused the automatic termination of this agreement. On November 28, 1995, the Board of Directors, including a majority of the directors who are not interested persons (as defined in the 1940 Act) of the Fund or the Manager, approved a Investment Management Contract effective August 30, 1996, which has a term which extends to January 31, 1998 and may be continued in force thereafter for successive twelve-month periods beginning each February 1, provided that such continuance is specifically approved annually by majority vote of the Fund's outstanding voting securities or by its Board of Directors, and in either case by a majority of the directors who are not parties to the Investment Management Contract or interested persons of any such party, by votes cast in person at a meeting called for the purpose of voting on such matter.

The  Investment   Management   Contract  was  approved  by  a  majority  of  the
shareholders of the Fund on July 22, 1996 and contains the same terms and conditions governing the Manager's investment management responsibilities as the Fund's previous Investment Management Contract with the Manager, except as to the date of execution and termination.

The merger and the change in control of the Manager is not expected to have any impact upon the Manager's performance of its responsibilities and obligations under the Investment Management Contract.


Pursuant to the Investment Management Contract, the Manager manages the Fund's portfolio of securities and makes decisions with respect to the purchase and sale of investments, subject to the general control of the Board of Directors of the Fund.

For its services under the Investment Management Contract, the Manager receives from the Fund a fee equal to .30% per annum of the Fund's average daily net assets for managing the Fund's investment portfolio and performing related services. In addition, the Distributor receives a fee equal to .20% per annum of the Fund's average daily net assets under the Shareholder Servicing

Agreement. The fees are accrued daily and paid monthly. Any portion of the total fees received by the Manager and the Distributor may be used to provide shareholder and administrative services and for distribution of Fund shares. (See "Distribution and Service Plan" herein.)

Pursuant to the Administrative Services Contract for the Fund, the Manager performs clerical, accounting supervision and office service functions for the Fund and provides the Fund the personnel to: (i) supervise the performance of accounting and related services by Investors Fiduciary Trust Company, the Fund's bookkeeping agent; (ii) prepare reports to and filings with regulatory authorities; and (iii) perform such other services as the Fund may from time to time request of the Manager. The personnel rendering such services may be employees of the Manager or its affiliates. The Manager, at its discretion, may voluntarily waive all or a portion of the administrative services fee. For its services under the Administrative Services Contract, the Manager receives a fee equal to .21% per annum of the Fund's average daily net assets. Any portion of the total fees received by the Manager may be used to provide shareholder services and for distribution of Fund shares (see "Distribution and Service Plan" herein).

DESCRIPTION OF
COMMON STOCK
--------------------

The Fund was incorporated in Maryland on March 8, 1985. The authorized capital stock of the Fund consists of twenty billion shares of stock having a par value of one-tenth of one cent ($.001) per share. The Fund's Board of Directors is authorized to divide the unissued shares into separate series of stock, each series representing a separate, additional investment portfolio. Shares of all series will have identical voting rights, except where, by law, certain matters must be approved by a majority of the shares of the affected series. Each share of any series of shares when issued has equal dividend, distribution, liquidation and voting rights within the series for which it was issued, and each fractional share has those rights in proportion to the percentage that the fractional share represents of a whole share. Generally all shares will be voted in the aggregate except if voting by class is required by law or the matter involved affects only one class, in which case shares will be voted separately by class. There are no conversion or preemptive rights in connection with any shares of the Fund. All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable. Shares are redeemable at net asset value, at the option of the shareholder.

Chase Vista Select shares have been created for the primary purpose of providing a Connecticut tax-free money market fund product for investors who purchase shares directly from VFD, through dealers with whom VFD has entered into agreements for this purpose (see "Investments Through Participating Organizations" herein) with whom they have accounts or who acquire Chase Vista Select shares through the exchange of shares of certain other investment companies as hereinafter described. Chase Vista Select shares are identical to other shares of the Fund, which are offered pursuant to a separate prospectus, with respect to investment objectives and yield, but differ with respect to certain other matters. For example, shareholders who hold other shares of the Fund may not participate in the exchange privilege described herein and have different arrangements for redemptions by check.

Under its Articles of Incorporation the Fund has the right to redeem for cash shares of stock owned by any shareholder to the extent and at such times as the Fund's Board of Directors determines to be necessary or appropriate to prevent an undue concentration of stock ownership which would cause the Fund to become a "personal holding company" for Federal income tax purposes. In this regard, the Fund may also exercise its right to reject purchase orders. As of April 30, 1997, the amount of shares owned by all officers and directors of the Fund, as a group, was less than 1% of the outstanding shares of the Fund.


The Fund is subdivided into two classes of stock, Class A and Class B. Each share, regardless of class, will represent an interest in the same portfolio of investments and will have identical voting, dividend, liquidation and other rights, preferences, powers, restrictions, limitations, qualifications, designations and terms and conditions, except that: (i) the Class A and Class B shares will have different class designations; (ii) only the Class A shares will be assessed a service fee pursuant to the Rule 12b-1 Distribution and Service Plan of the Fund of .20% of the Fund's average daily net assets; (iii) only the holders of the Class A shares will be entitled to vote on matters pertaining to the Plan and any related agreements in accordance with provisions of Rule 12b-1; and (iv) the exchange privilege will permit shareholders to exchange their shares only for shares of the same class of an Exchange Fund. Payments that are made under the Plan will be calculated and charged daily to the appropriate class prior to determining daily net asset value per share and dividends/distributions.


The shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares outstanding voting for the election of directors can elect 100% of the directors if the holders choose to do so, and, in that event, the holders of the remaining shares will not be able to elect any person or persons to the Board of Directors. Unless specifically requested by an investor who is a shareholder of record, the Fund does not issue certificates evidencing Fund shares.

DIVIDENDS AND
DISTRIBUTIONS

The Fund declares dividends equal to all its net investment income (excluding capital gains and losses, if any, and amortization of market discount) on each Fund Business Day and generally pays dividends monthly. There is no fixed dividend rate. In computing these dividends, interest earned and expenses are accrued daily.

Net realized capital gains, if any, are distributed at least annually and in no event later than 60 days after the end of the Fund's fiscal year.

All dividends and distributions of capital gains are automatically invested in additional Fund shares of the same Class of shares immediately upon payment thereof unless a shareholder has elected by written notice to the Fund to receive either of such distributions in cash. The Class A shares will bear a service fee under the Plan. As a result, the net income of and the dividends payable to the Class A shares will be lower than the net income of and dividends payable to the Class B shares of the Fund. Dividends paid to each Class of shares of the Fund will, however, be declared and paid on the same days at the same times and, except as noted with respect to the service fees payable under the Plan, will be determined in the same manner and paid in the same amounts.

HOW TO PURCHASE AND
REDEEM SHARES
---------------------

Investors may invest in Chase Vista Select shares through VFD or through dealers with whom VFD has entered into agreements for this purpose as described herein and those who have accounts with Participating Organizations may invest in the Chase Vista Select shares through their Participating Organizations in accordance with the procedures established by the Participating Organizations. (See "Investments Through Participating Organizations" herein.) Only Class A shares are offered through this Prospectus. Certain Participating Organizations are compensated by the Distributor from its shareholder servicing fee and by the Manager from its management fee for the performance of these services. An investor who purchases shares through a Participating Organization that receives payment from the Manager or the Distributor will become a Class A shareholder. All other investors, and investors who have accounts with Participating
Organizations but who do not wish to invest in the Fund through their Participating Organizations, may invest in the Fund directly as Class B shareholders and not receive the benefit of the servicing functions performed by a Participating Organization. Class B shares may also be offered to investors who purchase their shares through Participating Organizations who do not receive compensation from the Distributor or the Manager because they may not be legally permitted to receive such as fiduciaries. The Manager pays the expenses incurred in the distribution of Class B shares. Participating Organizations whose clients become Class B shareholders will not receive compensation from the

Manager or Distributor for the servicing they may provide to their clients. The minimum initial investment in the Chase Vista Select shares is $2,500. Initial investments may be made in any amount in excess of the applicable minimums. The minimum amount for subsequent investments is $100.

The Fund sells and redeems its shares on a continuing basis at their net asset value and does not impose a charge for either sales or redemptions. All transactions in Fund shares are effected through the Fund's transfer agent which accepts orders for purchases and redemptions from Participating Organizations, VFD, and from dealers with whom VFD has entered into agreements for this purpose.

In order to maximize earnings on its portfolio, the Fund normally has its assets as fully invested as is practicable. Many securities in which the Fund invests require immediate settlement in funds of Federal Reserve member banks on deposit at a Federal Reserve Bank (commonly known as "Federal Funds"). Accordingly, the Fund does not accept a subscription or invest an investor's payment in portfolio securities until the payment has been converted into Federal Funds.

Shares will be issued as of the first determination of the Fund's net asset value per share for each Class made after acceptance of the investor's purchase order at the net asset value per share next determined after receipt of the purchase order. Shares begin accruing income dividends on the day they are purchased. The Fund reserves the right to reject any subscription for its shares. Certificates for Fund shares will not be issued to an investor.

Shares are issued as of 12 noon, New York City time, on any Fund Business Day as defined herein on which an order for the shares and accompanying Federal Funds are received by the Fund's transfer agent before 12 noon. Orders accompanied by Federal Funds and received after 12 noon, New York City time, on a Fund Business Day will not result in share issuance until the following Fund Business Day. Fund shares begin accruing income on the day the shares are issued to an investor.

There is no redemption charge, no minimum period of investment, no minimum amount for a redemption, and no restriction on frequency of withdrawals. Unless other instructions are given in proper form to the Fund's transfer agent, a check for the proceeds of a redemption will be sent to the shareholders' address of record. If a shareholder elects to redeem all the shares of the Fund he owns, all dividends accrued to the date of such redemption will be paid to the shareholder along with the proceeds of the redemption.

The right of redemption may not be suspended or the date of payment upon redemption postponed for more than seven days after the shares are tendered for redemption, except for any period during which the New York Stock Exchange, Inc. is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission determines that trading thereon is restricted, or for any period during which an emergency (as determined by the Securities and Exchange Commission) exists as a result of which disposal by the Fund of its portfolio securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or for such other period as the Securities and Exchange

Commission may by order permit for the protection of the shareholders of the Fund.

Redemption requests received by the Fund's transfer agent before 12 noon, New York City time, on any Fund Business Day become effective at 12 noon on that day. Shares redeemed are not entitled to participate in dividends declared on the day a redemption becomes effective. A redemption request received after 12 noon, New York City time, on any Fund Business Day becomes effective on the next Fund Business Day.

The Fund has reserved the right to redeem the shares of any shareholder if the net asset value of all the remaining shares in the shareholder's or his Participating Organization's account after a withdrawal is less than $500. Written notice of a proposed mandatory redemption will be given at least 30 days in advance to any shareholder whose account is to be redeemed. For Participant Investor accounts, notice of a proposed mandatory redemption will be given only to the appropriate Participating Organization, and the Participating Organization will be responsible for notifying the Participant Investor of the proposed mandatory redemption. During the notice period a shareholder or Participating Organization who receives such a notice may avoid mandatory redemption by purchasing sufficient additional shares to increase the total net asset value to at least the minimum amount and thereby avoid such mandatory redemption.

The redemption of shares may result in the investor's receipt of more or less than he paid for his shares and, thus, in a taxable gain or loss to the investor.


INITIAL PURCHASES OF
CHASE VISTA SELECT SHARES

Investors may obtain a current prospectus and the order form necessary to open an account by telephoning the Chase Vista Service Center at 1-800-34-VISTA.

Mail. To purchase shares of the Chase Vista Select Shares, investors may send a check made payable to "Chase Vista Select Shares of Connecticut Daily Tax Free Income Fund, Inc." along with a completed subscription order form to:


Chase Vista Select
Connecticut Daily Tax Free Income Fund, Inc.
P. O. Box 419392
Kansas City, Missouri 64141-6392


Checks are accepted subject to collection at full face value in United States currency. Payment by a check drawn on any member of the Federal Reserve System can normally be converted into Federal Funds within two business days after receipt of the check. Checks drawn on a non-member bank may take substantially longer to convert into Federal Funds. An investor's subscription will not be accepted until the Fund receives Federal Funds.

Bank Wire. To purchase shares using the wire system for transmittal of money among banks, investors should first obtain a new account number by telephoning the Fund at 1-800-34-VISTA to obtain a new account number. The investors should then instruct a member commercial bank to wire their money immediately to:

DST Systems, Inc.
ABA #1010-0362-1
CHASE VISTA FUNDS
DDA # 751-1-629
For Connecticut Daily Tax Free
     Income Fund, Inc.
Account of
Fund Account #
SS #/Tax ID #

The investor should then promptly complete and mail the subscription order form.

Investors planning to wire funds should instruct their bank early in the day so the wire transfer can be accomplished before 12 noon on that same day. There may be a charge by the investor's bank for transmitting the money by bank wire, and there also may be a charge for use of Federal Funds. The Fund does not charge investors in the Fund for its receipt of wire transfers. Payment in the form of a "bank wire" received prior to 12 noon, New York City time, on a Fund Business Day will be treated as a Federal Funds payment received on that day.

Subsequent Purchases of Shares. Subsequent purchases can be made by bank wire or by mailing a check to:

Chase Vista Funds
P.O. Box 419392
Kansas City, Missouri 64141-6392

There is a $100 minimum for subsequent purchases of shares. All payments should clearly indicate the shareholder's account number. Provided that the information on the subscription order form on file with the Fund is still applicable, a shareholder may re-open an account without filing a new subscription order form at any time during the year the shareholder's account is closed or during the following calendar year.

REDEMPTION OF SHARES

A redemption is effected immediately following, and at a price determined in accordance with, the next determination of net asset value per share of each Class following receipt by the Fund's transfer agent of the redemption order. Normally, payment for redeemed shares is made on the same Fund Business Day after the redemption is effected, provided the redemption request is received prior to 12 noon, New York City time and on the next Fund Business Day if the redemption request is received after 12 noon, New York City time. However, redemption requests will not be effected unless the check (including a certified or cashier's check) used to purchase the shares has been cleared for payment by the investor's bank, currently considered by the Fund to occur within 15 days after investment.


A shareholder's original subscription order form permits the shareholder to redeem by written request and to elect one or more of the additional redemption procedures described below. A shareholder may only change the instructions indicated on their original subscription order form by transmitting a written direction to the Fund's transfer agent. Requests to institute or change any of the additional redemption procedures will require a signature guarantee. When a signature guarantee is called for, the shareholder should have "Signature Guaranteed" stamped under their signature, signed and guaranteed by an eligible guarantor institution which includes a domestic bank, a domestic savings and loan institution, a domestic credit union, a member bank of the Federal Reserve System or a member firm of a national securities exchange, pursuant to the fund's transfer agent's standard and procedures (signature guarantees by notaries public are not acceptable).


Written Requests. Shareholders may make a redemption in any amount by sending a written request to the Fund addressed to:

Chase Vista Funds
P.O. Box 419392
Kansas City, Missouri 64141-6392

Normally the redemption proceeds are paid by check mailed to the shareholder of record.

Checks. By making the appropriate election on their subscription form, shareholders may request a supply of checks which may be used to effect redemptions from the Class of shares in the Fund in which they invest. The checks, which will be issued in the shareholder's name, are drawn on a special account maintained by the Fund with the Fund's agent bank. Checks may be drawn in any amount of $500 or more. When a check is presented to the Fund's agent bank, it instructs the Fund's transfer agent to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check. The use of a check to make a withdrawal enables a shareholder in the Fund to receive dividends on the shares to be redeemed up to the Fund Business Day on which the check clears. Checks provided by the Fund may not be certified. Vista Select Shares purchased by check may not be redeemed by check until the check has cleared, which could take up to 15 days following the date of purchase.

There is no charge to the shareholder for checks provided by the Fund. The Fund reserves the right to impose a charge or impose a different minimum check amount in the future, if the Board of Directors determines that doing so is in the best interests of the Fund and its shareholders.

Shareholders electing the checking option are subject to the procedures, rules and regulations of the Fund's agent bank governing checking accounts. Checks drawn on a jointly owned account may, at the shareholder's election, require only one signature. The Fund's agent bank will not honor checks which are in amounts exceeding the value of the shareholder's account at the time the check is presented for payment. Since the dollar value of the account changes daily, the total value of the account may not be determined in advance and the account may not be entirely redeemed by check. In addition, the Fund reserves the right to charge the shareholder's account a fee up to $20 for checks not honored as a result of an insufficient account value, a check deemed not negotiable because it has been held longer than six months, an unsigned check and a post-dated check. The Fund reserves the right to terminate or modify the check redemption procedure at any time or impose additional fees following notification to the Fund's shareholders.

Investors wishing to avail themselves of this method of redemption should elect it on their subscription order form. Individuals and joint tenants are not required to furnish any supporting documentation. Corporations and other entities making this election, however, are required to furnish a certified resolution or other evidence of authorization in accordance with the Fund's normal practices. Appropriate authorization forms will be sent by the Fund or its agents to corporations and other shareholders who select this option. As soon as the authorization forms are filed in good order with the Fund's agent bank, it will provide the shareholder with a supply of checks. This checking service may be terminated or modified at any time or to impose additional fees following notification to the Funds shareholders.

Telephone. The Fund accepts telephone requests for redemption from shareholders who elect this option. The proceeds of a telephone redemption may be sent to the shareholders at their addresses or, to their bank accounts, both as set forth in the subscription order form or in a subsequent written authorization. However, all telephone redemption requests in excess of $25,000 will be wired directly to such previously designated bank account, for the protection of shareholders. The Fund may accept telephone redemption instructions from any person with respect to accounts of shareholders who elect this service and thus such shareholders risk possible loss of principal and interest in the event of a telephone redemption not authorized by them. To provide evidence of telephone instructions, the transfer agent will record telephone conversations with shareholders. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The failure by the Fund to employ such procedures may cause the Fund to be liable for any losses incurred by investors due to telephone redemptions based upon unauthorized or fraudulent instructions.

A shareholder making a telephone withdrawal should call the Fund at 1-800-34-VISTA and state (i) the name of the shareholder appearing on the Fund's records, (ii) the shareholder's account number with the Fund, (iii) the amount to be withdrawn, (iv) whether such amount is to be forwarded to the shareholder's designated bank account or address, and (v) the name of the person requesting the redemption. Usually the proceeds are sent to the designated bank account or address on the same Fund Business Day the redemption is effected, provided the redemption request is received before 12 noon, New York City time and on the next Fund Business Day if the redemption request is received after 12 noon, New York City time. The Fund reserves the right to terminate or modify the telephone redemption service in whole or in part at any time and will notify shareholders accordingly.

EXCHANGE PRIVILEGE

Shareholders of the Chase Vista Select shares of the Fund may exchange at relative net asset value for Vista Shares of any Chase Vista Money Market Fund and the Chase Vista Select shares of any Reich & Tang sponsored funds and may exchange at relative net asset value plus any applicable sales charges, for the shares of the non-money market Chase Vista Funds, in accordance with the terms of the then-current prospectus of the fund being acquired. The prospectus of the Vista Mutual Fund into which shares are being exchanged should be read carefully prior to any exchange and retained for future reference. With respect to exchanges into a fund which charges a front-end sales charge, such sales charge will not be applicable if the shareholder previously acquired his Chase Vista Select shares by exchange from such fund. Under the Exchange Privilege, Chase Vista Select shares may be exchanged for shares of other funds only if those funds are registered in the states where the exchange may legally be made. In addition, the account registration for the Chase Vista Funds into which Chase Vista Select shares are being exchanged must be identical to that of the account registration for the Fund from which shares are being redeemed. Any such exchange may create a gain or loss to be recognized for Federal income tax purposes. Normally, shares of the fund to be acquired are purchased on the redemption date, but such purchase may be delayed by either Fund up to five business days if the Fund determines that it would be disadvantageous by an immediate transfer of the proceeds. (This privilege may be amended or terminated at any time following 60 days' prior notice.) Arrangements have been made for the acceptance of instructions by telephone to exchange shares if certain preauthorizations or indemnifications are accepted and on file. Further information is available from the Transfer Agent.

SPECIFIED AMOUNT AUTOMATIC WITHDRAWAL PLAN

Shareholders who own $10,000 or more of the shares of the Fund may elect to withdraw shares and receive payment from the Fund of a specified amount of $100 or more automatically on a monthly or quarterly basis in an amount approved and confirmed by the Manager. In order to make a payment, a number of shares equal in aggregate net asset value to the payment amount are redeemed at their net asset value so that the designated payment is received on approximately the 1st or 15th day of the month following the end of the selected payment period. To the extent that the redemptions to make plan payments exceed the number of shares purchased through reinvestment of dividends and distributions, the redemptions reduce the number of shares purchased on original investment, and may ultimately liquidate a shareholder's investment.

The election to receive automatic withdrawal payments may be made at the time of the original subscription by so indicating on the subscription order form. The election may also be made, changed or terminated at any later time by the participant. Because the withdrawal plan involves the redemption of Fund shares, such withdrawals may constitute taxable events to the shareholder but the Fund does not expect that there will be any realizable capital gains.

INVESTMENTS THROUGH
PARTICIPATING ORGANIZATIONS

Participant Investors may, if they wish, invest in the Fund through the Participating Organizations with which they have accounts. "Participating Organizations" are securities brokers, banks and financial institutions or other industry professionals or organizations which have entered into shareholder servicing agreements with the Fund. When instructed by its customer to purchase or redeem Fund shares, the Participating Organization, on behalf of the customer, transmits to the transfer agent a purchase or redemption order, and in the case of a purchase order, payment for the shares being purchased. No certificates are issued with respect to investments in the Fund.

Participating Organizations may confirm to their customers who are shareholders in the Fund each purchase and redemption of Chase Vista Select Shares for the customers' accounts. Also, Participating Organizations may send their customers periodic account statements showing the total number of Chase Vista Select shares owned by each customer as of the statement closing date, purchases and redemptions of Chase Vista Select shares by each customer during the period covered by the statement and the income earned by Chase Vista Select shares of each customer during the statement period (including dividends paid in cash or reinvested in additional Chase Vista Select shares).

Participating Organizations may charge Participant Investors a fee in connection with their use of specialized purchase and redemption procedures offered to Participant Investors by the Participating Organizations. In addition, Participating Organizations offering purchase and redemption procedures similar to those offered to shareholders who invest in the Fund directly may impose charges, limitations, minimums and restrictions in addition to or different from those applicable to shareholders who invest in the Fund directly. Accordingly, the net yield to investors who invest through Participating Organizations may be less than by investing in the Fund directly. A Participant Investor should read this Prospectus in conjunction with the materials provided by the Participating Organization describing the procedures under which Chase Vista Select shares may be purchased and redeemed through the Participating Organization.

The Glass-Steagall Act limits the ability of a depository institution to become an underwriter or distributor of securities. Its the Fund management's position, however, that banks are not prohibited from acting in other capacities for investment companies, such as providing administrative and shareholder account maintenance services and receiving compensation from the Manager for providing such services. This is an unsettled area of the law, however, and if a determination contrary to the Fund management's position is made by a bank regulatory agency or court concerning shareholder servicing and administration payments to banks from the Manager, any such payments will be terminated and any shares registered in the banks' names, for their underlying customers, will be re-registered in the name of the customers at no cost to the Fund or its shareholders. In addition, state securities laws may differ on this issue from the interpretations of Federal law expressed herein and banks and financial institutions may be required to register as underwriters, distributors or dealers pursuant to state law.

In the case of qualified Participating Organizations, orders received by the transfer agent before 12 noon, New York City time, on a Fund Business Day, without accompanying Federal Funds will result in the issuance of shares on that day provided that the Federal Funds required in connection with the orders are received by the Fund's transfer agent before 4:00 p.m., New York City time, on that day. Orders for which Federal Funds are received after 4:00 p.m., New York City time, will not result in share issuance until the following Fund Business Day.

DISTRIBUTION AND
SERVICE PLAN
-----------------------

Pursuant to Rule 12b-1 under the 1940 Act, the Securities and Exchange Commission has required that an investment company which bears any direct or indirect expense of distributing its shares must do so only in accordance with a plan permitted by Rule 12b-1. The Fund's Board of Directors has adopted a distribution and service plan (the "Plan") and, pursuant to the Plan, the Fund and Reich & Tang Distributors, Inc. (the "Distributor") have entered into a Distribution Agreement and a Shareholder Servicing Agreement (with respect to Class A shares of the Fund only).

Reich & Tang Asset Management, Inc. serves as the sole general partner for both Reich & Tang Asset Management L.P. and Reich & Tang Distributors, Inc. Reich & Tang Asset Management L.P. serves as the sole limited partner of the Distributor.

Under the Distribution Agreement, the Distributor, for nominal consideration and as agent for the Fund, will solicit orders for the purchase of the Fund's shares, provided that any subscriptions and orders will not be binding on the Fund until accepted by the Fund as principal.

Under the Shareholder Servicing Agreement, the Distributor receives from the Fund with respect to Class A shares only, a service fee equal to .20% per annum of the Class A shares' average daily net assets (the "Shareholder Servicing Fee") for providing personal shareholders services and for maintenance of shareholder accounts. The fee is accrued daily and paid monthly and any portion of the fee may be deemed to be used by the Distributor for purposes of distribution of Fund shares and for payments to Participating Organizations with respect to their provision of such services to their clients or customers who are shareholders of the Class A shares of the Fund. The Class B shareholders will not receive the benefit of such services from Participating Organizations and, therefore, will not be assessed a Shareholder Servicing Fee.

The Plan and the Shareholder Servicing Agreement provide that, in addition to the Shareholder Servicing Fee, the Fund will pay for (i) telecommunications expenses including the cost of dedicated lines and CRT terminals, incurred by the Manager and Distributor in carrying out their obligations under the Shareholder Servicing Agreement (with respect to Class A shares only), and (ii) preparing, printing and delivering the Fund's prospectus to existing shareholders of the Fund and preparing and printing subscription application forms for shareholder accounts.

The Plan provides that the Manager may make payments from time to time from its own resources, which may include the Management Fee and past profits for the following purposes: (i) defray the costs of, and to compensate others, including Participating Organizations with whom the Distributor has entered into written agreements, for performing shareholder servicing and related administrative functions on behalf of the Class A shares of the Fund; (ii) to compensate certain Participating Organizations for providing assistance in distributing the Class A shares of the Fund; and (iii) to pay the costs of printing and distributing the Fund's prospectus to prospective investors, and to defray the cost of the preparation and printing of brochures and other promotional materials, mailings to prospective shareholders, advertising, and other promotional activities, including the salaries and/or commissions of sales personnel in connection with the distribution of the Class A shares of the Fund. The Distributor may also make payments from time to time from its own resources, which may include the Shareholder Servicing Fee and past profits, for the purposes enumerated in (i) above. The Distributor in its sole discretion, will determine the amount of such payments made pursuant to the Plan, provided that such payments will not increase the amount which the Fund is required to pay to the Manager and the Distributor for any fiscal year under the Investment Management Contract or the Shareholder

Servicing Agreement or the Administrative Services Contract in effect for that year.

For the fiscal year ended January 31, 1997, the total amount spent pursuant to the Plan for Class A shares was .41% of the average daily net assets of the Fund, of which .20% of the average daily net assets was paid by the Fund to the Manager, pursuant to the Shareholder Servicing Agreement and an amount representing .21% of the average daily net assets was paid by the Manager (which may be deemed an indirect payment by the Fund). Of the total amount paid by the Manager, $430,874 was utilized for broker assistance payments, $6,281 for compensation to sales personnel, $1,515 for travel and expenses, $46,455 for Prospectus printing, and $122 on miscellaneous expenses.

FEDERAL INCOME TAXES
------------------------------

The Fund has elected to qualify under the Code as a regulated investment company that intends to distribute "exempt-interest dividends" as defined in the Code. The Fund's policy is to distribute as dividends each year 100% (and in no event less than 90%) of its tax-exempt interest income, net of certain deductions, and its investment company taxable income (if any). If distributions are made in this manner, dividends designated as derived from the interest earned on Municipal Obligations are "exempt-interest dividends" and are not subject to regular Federal income tax although such "exempt-interest dividends" may be subject to Federal alternative minimum tax. Dividends paid from taxable income, if any, and distributions of any realized short-term capital gains (whether from tax-exempt or taxable obligations) are taxable to shareholders as ordinary income for Federal income tax purposes, whether received in cash or reinvested in additional shares of the Fund. The Fund does not expect to realize long-term capital gains, and thus does not contemplate distributing "capital gain dividends" or having undistributed capital gain income within the meaning of the Code. The Fund will inform shareholders of the amount and nature of its income and gains in a written notice mailed to shareholders not later than 60 days after the close of the Fund's taxable year. For Social Security recipients, interest on tax-exempt bonds, including tax-exempt interest dividends paid by the Fund, is to be added to adjusted gross income for purposes of computing the amount of Social Security benefits includible in gross income. Interest on certain "private activity bonds" (generally, a bond issue in which more than 10% of the proceeds are used for a non-governmental trade or business and which meets the private securities or payment test, or a bond issue which meets the private loan financing test) issued after August 7, 1986 will constitute an item of tax preference subject to the individual alternative minimum tax and increases the individual alternative minimum tax. Corporations will be required to include as an item of tax preference for purposes of the alternative minimum tax, 75% of the amount by which their adjusted current earnings (including generally, tax-exempt interest) exceeds their alternative minimum taxable income (determined without this tax preference item). In addition, in certain cases Subchapter S corporations with accumulated earnings and profits from Subchapter C years will be subject to a tax on "passive investment income," including tax-exempt interest. Although the Fund intends to maintain a $1.00 per share net asset value, a shareholder may realize a taxable gain or loss upon the disposition of shares.

With respect to variable rate demand instruments, including participation certificates therein, the Fund is relying on the opinion of Battle Fowler LLP, counsel to the Fund, that it will be treated for Federal income tax purposes as the owner thereof and that the interest on the underlying Municipal Obligations will be tax-exempt from Federal income taxes to the Fund. Counsel has pointed out that the Internal Revenue Service has announced that it will not ordinarily issue advance rulings on the question of the ownership of securities or participation interests therein subject to a put and could reach a conclusion different from that reached by counsel. (See "Federal Income Taxes" in the Statement of Additional Information.)

In South Carolina v. Baker, the U.S. Supreme Court held that the Federal government may constitutionally require states to register bonds which they issue and may subject the interest on such bonds to Federal tax if not registered, and the Court further held that there is no constitutional prohibition against the Federal government taxing the interest earned on state or other municipal bonds. The Supreme Court decision affirms the authority of the Federal government to regulate and control bonds such as the Municipal Obligations and to tax such bonds in the future. The decision does not, however, affect the current exemption from taxation of the interest earned on the Municipal Obligations in accordance with Section 103 of the Code.

CONNECTICUT
INCOME TAXES
---------------------------------

The designation of all or a portion of a dividend paid by the Fund as an "exempt-interest dividend" under the Code does not necessarily result in the exemption of such amount from tax under the laws of any state or local taxing authority. However, in the opinion of Day, Berry & Howard, special Connecticut tax counsel to the Fund, exempt-interest dividends correctly designated as derived from Connecticut Municipal Obligations received by the Fund are not subject to the Connecticut Personal Income Tax.

Exempt-interest dividends that are not derived from Connecticut Municipal Obligations and any other dividends of the Fund that are treated as ordinary income for Federal income tax purposes are includible in a taxpayer's tax base for purposes of the Connecticut Personal Income Tax.

While  capital gain  dividends  are not  anticipated  by the Fund,  capital gain dividends and amounts, if any, in respect of undistributed long-term capital gains of the Fund would be includible in a taxpayer's tax base for purposes of the Connecticut Personal Income Tax, as would gains, if any, recognized upon the redemption, sale, or exchange of shares of the Fund, except that capital gain dividends derived from obligations issued by or on behalf of the State of Connecticut, its political subdivisions, or any public instrumentality, state or local authority, district or similar public entity created under Connecticut law are not subject to the tax.

Exempt-interest dividends, other than those derived from Connecticut Municipal Obligations, are subject to the net Connecticut minimum tax.

All dividends paid by the Fund, including exempt-interest dividends are includible in gross income for purposes of the Connecticut Corporation Business Tax payable by corporations. However, the Corporation Business Tax allows a deduction for a portion of amounts includible in gross taxable income thereunder to the extent they are treated as dividends other than exempt-interest dividends or capital gain dividends for Federal income tax purposes, but disallows deductions for expenses related to such amounts.

Shareholders are urged to consult their tax advisors with respect to the treatment of distributions from the Fund in their own states and localities.

GENERAL INFORMATION
-----------------------------

The Fund was incorporated under the laws of the State of Maryland on March 8, 1985 and it is registered with the Securities and Exchange Commission as a non-diversified, open-end management investment company.

The Fund prepares semi-annual unaudited and annual audited reports which include a list of investment securities held by the Fund and which are sent to shareholders.

As a general matter, the Fund will not hold annual or other meetings of the Fund's shareholders. This is because the By-Laws of the Fund provide for annual meetings only (a) for the election of directors, (b) for approval of the revised investment advisory contracts with respect to a particular class or series of stock, (c) for approval of revisions to the Fund's distribution agreement with respect to a particular class or series of stock, and (d) upon the written request of holders or shares entitled to cast not less than 25% of all the votes entitled to be cast at such meeting. Annual and other meetings may be required with respect to such additional matters relating to the Fund as may be required by the 1940 Act including the removal of Fund director(s) and communication among shareholders, any registration of the Fund with the Securities and Exchange Commission or any state, or as the Directors may consider necessary or desirable. Each Director serves until the next meeting of the shareholders called for the purpose of considering the election or reelection of such Director or of a successor to such Director, and until the election and qualification of his or her successor, elected at such a meeting, or until such Director sooner dies, resigns, retires or is removed by the vote of the shareholders.

For further information with respect to the Fund and the shares offered hereby, reference is made to the Fund's registration statement filed with the Securities and Exchange Commission, including the exhibits thereto. The Registration Statement and the exhibits thereto may be examined at the Securities and Exchange Commission and copies thereof may be obtained upon payment of certain duplicating fees.

NET ASSET VALUE
----------------------

The net asset value of each Class of the Fund's shares is determined as of 12 noon, New York City time, on each Fund Business Day. Fund Business Day means weekdays (Monday through Friday) except customary business holidays and Good Friday. The net asset value of a Class is computed by dividing the value of the Fund's net assets for each Class (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued but excluding capital stock and surplus) by the total number of shares outstanding for such Class.

The Fund's portfolio securities are valued at their amortized cost in compliance with the provisions of Rule 2a-7 under the 1940 Act. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, except that if fluctuating interest rates cause the market value of the Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Directors will consider whether any action should be initiated. Although the amortized cost method provides certainty in valuation, it may result in periods during which the value of an instrument is higher or lower than the price an investment company would receive if the instrument were sold. The Fund intends to maintain a stable net asset value at $1.00 per share although there can be no assurance that this will be achieved.

CUSTODIAN TRANSFER AGENT
AND DIVIDEND AGENT
---------------------------

Investors Fiduciary Trust Company, 801 Pennsylvania Street, Kansas City, Missouri 64105 is custodian for the Fund's cash and securities. DST Systems, Inc., 127 West 10th Street, Kansas City, Missouri 64105, is the transfer agent and dividend agent for the Chase Vista Select shares of the Fund. The Fund's custodian and transfer agents do not assist in, and are not responsible for, investment decisions involving assets of the Fund.

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
[GRAPHIC OMITTED]

            Chase Vista Service Center
            P.O. Box 419392
            Kansas City, Missouri 64141-6392

CVSCT-1-4-98

NEW ACCOUNT APPLICATION (FOR INITIAL INVESTMENT ONLY.)
CHASE VISTA MONEY MARKET FUNDS (VISTA SHARES)

1. Account Registration

For Individual: Use line 1

Note: To establish an account beneficiary, check TOD box below and designate beneficiaries in the space provided, or include on a separate page:

 TOD
For Joint Account: Use lines 1 & 2

In the case of joint registration, this account will be registered joint tenants with rights of survivorship and not tenants in common, unless otherwise stated by the investor.

For a Minor: Use line 3

For Trust, Corporation, Partnership or other legal entity: Use line 4

The Registered owner is a:
 Corporation     Trust
 Partnership     Non-Profit or Charitable Org.
 Other

Please Print name clearly and exactly as account is to be registered

1.      [ ] [ ] [ ][ ] [ ] [ ][ ] [ ] [ ][ ] [ ] [ ] [ ] [ ] [ ][ ] [ ] [ ][ ]
        First Name      M.I.    Last Name
        [ ] [ ] [ ]-[ ] [ ]-[ ] [ ] [ ][ ]
        Social Security Number
2.      [ ] [ ] [ ][ ] [ ] [ ][ ] [ ] [ ][ ] [ ] [ ][ ] [ ] [ ][ ] [ ] [ ][ ]
        First Name      M.I.    Last Name
        [ ] [ ] [ ]-[ ] [ ]-[ ] [ ] [ ][ ]
        Social Security Number

3.      [ ] [ ] [ ][ ] [ ] [ ][ ] [ ] [ ][ ] [ ] [ ] [ ] [ ] [ ][ ] [ ] [ ][ ]
        Custodian First Name    M.I.    Last Name
Custodian for
        [ ] [ ] [ ][ ] [ ] [ ][ ] [ ] [ ][ ] [ ] [ ] [ ] [ ] [ ][ ] [ ] [ ][ ]
        Minor's First Name      M.I.    Last Name
        [ ] [ ] [ ][ ] [ ] [ ][ ] [ ] [ ]
        Minor's Social Security Number
Under the  [ ] [ ] [ ][ ] [ ] [ ] [ ][ ] Uniform Gifts/Transfers to Minors Act.
        Name of State

4.      [ ] [ ] [ ][ ] [ ] [ ][ ] [ ] [ ][ ] [ ] [ ][ ] [ ] [ ][ ] [ ] [ ][ ]
        Name of Entity (If a Trust, include date of agreement and type)
        [ ] [ ] [ ][ ] [ ] [ ][ ] [ ] [ ][ ] [ ] [ ][ ] [ ] [ ][ ] [ ] [ ][ ]
        Authorized Individual
        [ ] [ ]-[ ] [ ] [ ][ ] [ ] [ ][ ]       [ ] [ ] [ ][ ] [ ] [ ][ ] [ ]
        Tax I.D. Number Title

2. Mailing Address

[ ] [ ] [ ][ ] [ ] [ ][ ] [ ] [ ][ ] [ ] [ ][ ] [ ] [ ][ ] [ ] [ ][ ] [ ] [ ]
Street  Apt. No.
[ ] [ ] [ ][ ] [ ] [ ][ ] [ ] [ ][ ] [ ] [ ][ ] [ ] [ ][ ] [ ] [ ]      [ ] [ ]
City    State   Zip
[ ] [ ] [ ] [ ] [ ] [ ]-[ ] [ ] [ ][ ]  [ ] [ ] [ ] [ ] [ ] [ ]-[ ] [ ] [ ][ ]
Daytime Phone Number    Evening Phone Number    Country

3. Initial Investment $2,500 minimum initial investment per fund/account or $250 initial investment with a $200 systematic monthly purchase

A. Please indicate the name of the Fund you wish to invest in and make your check payable to the Fund(s).
        Chase Vista Fund Name (Fund Number)            Amount
        U.S. Government Money Market Fund (220)        $________________
        100% Treasury Money Market Fund (677)          $________________
        Treasury Plus Money Market Fund (678)          $________________
        Federal Money Market Fund (353)                $________________
        Cash Management Fund (223)                     $________________
        Tax Free Money Market Fund (2)                 $________________
        California Tax Free Money Market Fund (99)     $________________
        New York Tax Free Money Market Fund (3)        $________________
        Select Shares of Connecticut Daily
        Tax Free Income Fund (140)                     $________________
        Select Shares of New Jersey Daily
        Municipal Income Fund (141)                    $________________

B. Please have your representative fill in this information if he/she opened your account. This will avoid a duplicate order.

Trade Date _________ Confirm Number __________ Account Number ________________

4. For Dealer Use Only

When opening your account through a representative, have him/her complete this section


We guarantee the signature and legal capacity of the applicant.
________________________________________________________________________________
Dealer/Company Name     Dealer Number   Branch and Region Number (if applicable)
________________________________________________________________________________
Address
________________________________________________________________________________
Representative Name     Rep. #  Daytime Phone Number

Authorized Signature ____________________________________________


5. Distributions
Please indicate how you would like to receive distributions (check only one)

1. [ ]  Dividends reinvested in additional shares
2. [ ] Dividends automatically deposited to your checking account (Please complete Section 7)
3. [ ]  Dividends mailed to your address in Section 2

6. Telephone  Privileges

You will be able to execute telephone transactions by calling 1-800-34-VISTA (800-348-4782) 24 hours a day for automated service, 9 am - 6 pm EST to speak with a service representative

Telephone privileges will be provided to you automatically unless you elect not to by checking the box associated with each privilege.

[] Telephone Purchases ($100 minimum)-Your purchase will be deducted from the account you designate by completing Section 7.

[] Telephone Exchanges-Permits exchanges into established Chase Vista Funds ($100 minimum) or to new Chase Vista Funds ($2,500 minimum).

[]  Telephone   Redemptions-Permits   redemptions  by  telephone  with  proceeds
deposited in the bank account you designate in Section 7 or mailed to your address (maximum check amount $25,000).

7. Bank Account Designation
This section must be completed to permit certain options chosen in Sections 5, 6, 8 and 9

Account name must match the name in Section 1. A blank/voided check is required for account and bank routing information.

_______________________________________________________________________________
Name of Bank            Branch
_______________________________________________________________________________
Bank Address    City    State   Zip

___________________________             [ ] [ ][ ] [ ] [ ][ ] [ ] [ ][ ] [ ] [ ]
Type of Account (Checking/Savings)      Account Number

[ ] Please check this Box to confirm voided check is attached.

8. Systematic Investment Plan

Amounts (minimum $100) will be automatically drawn on your bank account and invested in your Chase Vista Fund account

Authorization Form

Invest automatically the amount of $_______________ on or about the _________ day. Purchases will be made monthly unless you wish to elect quarterly by checking this box n. If the day you selected for your automatic purchase falls on a holiday or a weekend, the purchase could be delayed. Funds will be drawn from (check one):

1. [ ] my/our bank account indicated in Section 7.

2. [ ] my/our Chase Vista money market account and invested in another Chase Vista Fund, subject to applicable sales charges.

Fund Name: ______________________________________  Class of Shares:  [] A  [] B

Your first automatic monthly investment will occur no sooner than two weeks after the receipt of your application.

9. Systematic Redemption Plan

This is a convenient way to receive  payments from your fund account.  This Plan is subject to minimum account balances, minimum monthly or quarterly redemptions, and any applicable sales charges dependent upon the class of shares you own.

Please make payments of $_______________ prior to the first day of every: n month or n quarter beginning with the month of __________________________. Your Application must be received in good order at least two weeks prior to first actual redemption date.

Check One: [ ] Redemption  proceeds  automatically  deposited to the account you designate in Section 7, or
           [ ] Mail check payable to:

________________________________________________________________________________
Individual or Company Name
________________________________________________________________________________
Street Address  City    State   Zip

10. Checkwriting Authorization & Signature (For A Shares Only)

[ ] Check here if you would like checkwriting privileges. ($500 minimum per check.) Only one signature will be required on joint accounts.

CHECKWRITING DRAFTS WILL BE ISSUED 15 DAYS AFTER ACCOUNT IS FUNDED BY CHECK, 7 DAYS IF FUNDED BY AUTOMATED CLEARING HOUSE PURCHASE.

11. Acknowledgment, Certification & Signatures

This section must be signed in order to open a Chasse Vista account

UNDER THE PENALTIES OF PERJURY, THE UNDERSIGNED CERTIFIES THAT (1) HE/SHE IS A CITIZEN OR RESIDENT OF N THE UNITED STATES OR N (STATE COUNTRY) __________, (2) THE SOCIAL SECURITY NUMBER OR TAXPAYER IDENTIFICATION NUMBER SHOWN IN SECTION 1 IS CORRECT, AND (3) HE/SHE IS NOT SUBJECT TO BACKUP WITHHOLDING EITHER BECAUSE HE/SHE HAS NOT BEEN NOTIFIED THAT HE/SHE IS SUBJECT TO BACKUP WITHHOLDING AS A RESULT OF A FAILURE TO REPORT ALL INTEREST AND DIVIDENDS, OR THE INTERNAL REVENUE SERVICE HAS NOTIFIED HIM/HER THAT HE/SHE IS NO LONGER SUBJECT TO BACKUP WITHHOLDING. (IF THE UNDERSIGNED IS SUBJECT TO BACKUP WITHHOLDING, CROSS OUT THE WORDS AFTER (3) ABOVE.)

By signing this Application, the undersigned (1) appoints his/her broker-dealer or shareholder servicing agent, and/or authorized sub-agent, as his/her agent for all transactions on his/her behalf with any Chase Vista Fund; (2) certifies that he/she has received, reviewed and accepts this Application (including the services described herein) and the current prospectus(es) of the Chase Vista Fund(s) in which he/she is investing and accepts the related statement(s) of additional information; and (3) agrees that all statements in this Application apply to shares of any Chase Vista Fund or Chase Vista Select Shares of other funds into which his/her shares are transferred.

Subject to the terms and conditions herein and in the applicable Fund's prospectus and statement of additional information, the undersigned releases and agrees to hold harmless the Chase Vista Funds and its agents and/or sub-agents against any claim, liability, loss, damage, and expense for any act or failure to act in connection with Fund shares, any related investment account, privileges or services, and oral and written instructions relating thereto. Shareholders should be aware that Chase and its affiliates may exchange among themselves certain information about the shareholder and his account.

THE UNDERSIGNED CERTIFIES THAT HE/SHE (1) WAS NOT OFFERED ANY ADVICE OR RECOMMENDATION ON INVESTING IN ANY FUND BY ANY COMMERCIAL BANK; AND (2) UNDERSTANDS THAT (I) NO INVESTMENT ACCOUNT ESTABLISHED WITH RESPECT TO THE CHASE VISTA FUNDS IS A DEPOSIT ACCOUNT AND NEITHER SUCH ACCOUNT NOR FUND SHARES ARE FDIC INSURED OR INSURED BY THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY; (II) FUND SHARES ARE NOT OBLIGATIONS OF, ENDORSED BY, NOR GUARANTEED BY, CHASE OR ANY COMMERCIAL BANK; AND (III) THE UNDERSIGNED MUST MAKE HIS/HER OWN INVESTMENT DECISIONS AND ASSUME ALL RISK OF LOSS - INCLUDING POSSIBLE LOSS OF PRINCIPAL - RESULTING FROM DECISIONS TO PURCHASE, EXCHANGE OR SELL SHARES OF ANY FUND(S).

Check One:      [] U.S. Citizen  [] Resident Alien
                [] Non-Resident Alien; Country of Tax Residency

The Internal  Revenue  Service does not require your consent to any provision of
this  document   other  than  the   certifications   required  to  avoid  backup
withholding.

Individual or Custodial Accounts
____________________________________________
Signature of Individual or Custodian    Date
____________________________________________
Signature of Joint Tenant (if any)      Date

Corporations, Partnerships, Trusts, etc.
____________________________________________
Signature of Corporate Officer, General Partner, Trustee, etc. Date
____________________________________________
Signature of Corporate Officer, General Partner, Trustee, etc. Date

PLEASE COMPLETE THE FOLLOWING SECTIONS IF YOU ARE AN INSTITUTIONAL INVESTOR ONLY

12. PERSON(S) AUTHORIZED TO CONDUCT TRANSACTIONS

The following persons ("Authorized Person(s)") are currently officers, trustees, general partners, or other authorized agents of the Shareholder. Any _____* of the Authorized Person(s) is, by lawful and appropriate action of the Shareholder, a person entitled to give instructions regarding purchases and redemptions or to make inquiries, regarding your Account.

____________________________________________
Name/Title      Signature       Date
____________________________________________
Name/Title      Signature       Date
____________________________________________
Name/Title      Signature       Date
____________________________________________
Name/Title      Signature       Date

DST Systems, Inc. ("DST") may, without inquiry, act upon the instructions (whether verbal, written, or provided by wire, telecommunication, or any other process) of any person claiming to be an Authorized Person. Neither DST nor any entity on behalf of which DST is acting shall be liable for any claims or expenses (including legal fees) or for any losses, resulting from actions taken upon any instructions believed to be genuine. DST may continue to rely on the instructions made by any person claiming to be an Authorized Person until it is informed through an amended Application that the person is no longer an Authorized Person and it has a reasonable period (not to exceed one week) to process the amended Application. Provisions of this Application shall be equally applicable to any successor of DST.

*If this space is left blank, any one Authorized Person is authorized to give instructions and make inquiries. Verbal instructions will be accepted from any one Authorized Person. Written instructions will require signatures of the number of Authorized Persons indicated in this space.

13. Certificate of Authority Institutional investors must complete one of the following two Certificates of Authority.

A. FOR CORPORATIONS AND UNINCORPORATED ASSOCIATIONS (With a Board of Directors or Board of Trustees).

I,   ____________________________________,    Secretary   of   the   above-named
Shareholder, do hereby certify that a meeting on _______________, at which a quorum was present throughout, the Board of Directors (Board of Trustees) of the shareholder duly adopted a resolution which is in full force and effect and in accordance with the Shareholder's charter and by-laws, which resolution did the following: (1) empowered the officer/trustee executing this Application to do so, on behalf of the Shareholder; (2) empowered the above-named Authorized Person(s) to effect securities transactions for the Shareholder on the terms described above; (3) authorized the Secretary to certify, from time to time, the names and titles of the officers of the Shareholder and to notify DST when changes in officers occur; and (4) authorized the Secretary to certify that such a resolution has been duly adopted and will remain in full force and effect until DST receives a duly enacted amendment to the Certification form.

Witness my hand and seal on behalf of the Shareholder this ____ day of ___________________, 19___ Secretary_________________________________________

The undersigned officer (other than the Secretary) hereby certifies that the foregoing instrument has been signed by the Secretary of the Shareholder.

_______________________________________________________
Certifying Officer of the Corporation or Unincorporated Association

B. PARTNERSHIPS AND TRUSTS (Even if you are the sole trustee)

The undersigned certify that they are all the general partners/trustees of the Shareholder and that they have done the following under the authority of the Shareholder's partnership agreement/trust instrument: (1) empowered the general partner/trustee executing this Application to do so on behalf of the shareholder; (2) empowered the above-named Authorized Person(s) to effect securities transactions for the Shareholder on the terms described above; and
(3) authorized the Secretary to certify, from time to time, the names of the general partners/trustees of the shareholder and to notify DST when changes in general partners/trustees occur. This authorization will remain in full force and effect until DST receives a further duly executed certification. If there are not enough spaces here for all the necessary signatures, complete a separate certificate containing the language of Certificate B and attach it to the Application.
________________________________________________________________________________
________________________________________________________________________________
________________________________________________________________________________
________________________________________________________________________________


[GRAPHIC OMITTED]



            Chase Vista Service Center
            P.O. Box 419392
            Kansas City, Missouri 64179
            1-800-34-VISTA


VSCT-1-6-97